Lease Liabilities - Summary of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Lease Liabilities [Abstract]
Current portion of lease liabilities	$ 88,522	$ 76,326	[1]
Long-term portion of lease liabilities	267,464	279,265	[1]
Lease liabilities	$ 355,986	$ 355,591

[1]	Recasted for change in presentation currency (see note 2c))